RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS
NOTE 4 – RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

 The Company corrected the accounting treatment regarding the omission of subscription receivables in the consolidated financial statements in the aggregate amount of $317,000, and the made revision for the footnotes of acquisitions made with related parties whose identity and stock ownership had been previously disclosed and the consolidation of a variable interest entity to reflect a more accurate disclosure.

 In addition to the restatement of our consolidated financial statements, we have also restated the following items to reflect certain changes noted above.

Note 1 - NATURE OF OPERATIONS
Note 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Note 5 - ACQUISITIONS
Note 9 - RELATED PARTY TRANSACTIONS
Note 12 - CAPITAL STOCK AND EQUITY TRANSACTIONS
Note 14 - COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES

The following tables present the effect of the correction discussed above and other adjustments on selected line items of our previously reported consolidated financial statements for the period ended April 30, 2015 and 2014.

	As of and For the Period Ended April 30, 2015
	Previously Reported	Adjustments	Restated
Consolidated Balance Sheets

STOCKHOLDERS’ EQUITY
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 598,042,000 shares issued and outstanding, respectively	$531,042	$67,000	$598,042
Additional paid-in capital	9,206,175	250,000	9,456,175
Subscription receivable	-	(317,000)	(317,000)

Consolidated Statement of Operations and Comprehensive Loss

For the three months ended April 30, 2015,
Weighted average number of common shares outstanding - basic and diluted	591,042,000	67,000,000	598,042,000

For the nine months ended April 30, 2015,
Weighted average number of common shares outstanding - basic and diluted	591,042,000	67,000,000	598,042,000

NOTE 4 – RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

The Company corrected the accounting treatment regarding the omission of subscription receivables in the consolidated financial statements in the aggregate amount of $317,000, and the made revision for the footnotes of acquisitions made with related parties whose identity and stock ownership had been previously disclosed and the consolidation of a variable interest entity to reflect a more accurate disclosure.

In addition to the restatement of our consolidated financial statements, we have also restated the following items to reflect certain changes noted above.
Note 1 - NATURE OF OPERATIONS
Note 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Note 5 - ACQUISITIONS
Note 8 - RELATED PARTY TRANSACTIONS
Note 11 - CAPITAL STOCK AND EQUITY TRANSACTIONS
Note 13 - COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES

The following tables present the effect of the correction discussed above and other adjustments on selected line items of our previously reported consolidated financial statements as of and for the years ended July 31, 2014.

	As of and For the Year Ended July 31, 2014
	Previously Reported	Adjustments	Restated
Consolidated Balance Sheets

STOCKHOLDERS’ EQUITY
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 598,042,000and 8,000,000 shares issued and outstanding, respectively	$531,042	$67,000	$598,042
Additional paid-in capital	9,201,675	250,000	9,451,675
Subscription receivable	-	(317,000)	(317,000)

Consolidated Statement of Operations and Comprehensive Loss
Weighted average number of common shares outstanding - basic and diluted	263,079,329	21,126,956	284,206,285